Share-based Compensation - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2025	May 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 2.09	$ 0.81	$ 0.58
Unrecognized compensation expense	$ 900,000		$ 3,100,000		$ 900,000
weighted-average remaining vesting period			3 years 6 months
Number of Shares, Granted			1,110,416		2,686,075	752,520
Common stock, shares authorized	25,000,000		200,000,000		25,000,000	25,000,000
2023 stock plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	5,643,900				5,643,900
2024 Stock plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	3,469,786				3,469,786
Shares remained available for issuance under plan	40,712				40,712
2026 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares remained available for issuance under plan			4,871,168
Common stock, shares authorized			5,400,000
Incentive Stock Options and Non-statutory Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual life (in years)			10 years		10 years
weighted-average remaining vesting period			4 years		4 years
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 0		$ 0
Non-employee | Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted	709,890
Founder | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
weighted-average remaining vesting period		4 years
Number of shares issued		1,410,975
Selling, General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			300,000	$ 0	100,000
Research and Development Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses			$ 0	$ 0	$ 100,000